Consolidated Balance Sheets (Unaudited) (USD $)	Jul. 31, 2012	Apr. 30, 2012
Current Assets:
Cash and cash equivalents	$ 96,503	$ 300,274
Prepaid expenses and other current assets	29,723	71,675
Total Current Assets	126,226	371,949
Oil and gas assets , net	1,112,281	1,125,000
Property, plant and equipments, net of accumulated depreciation of $301,136, and $ 300,234	7,244	8,146
Reclamation deposits	25,000	25,000
Deferred loan fees, net of accumulated amortization of $321,477 and $272,646	2,157	50,988
Other assets	5,000	15,315
Total Non-Current Assets	1,151,682	1,224,449
Total Assets	1,277,908	1,596,398
Current Liabilities:
Accounts payable and accrued expenses	220,960	303,857
Related party payable	83,980	51,937
Accrued interest payable	2,074,480	1,705,897
Current portion of asset retirement obligations	208,282	260,482
Demand loan	250,000
Current liability portion of convertible notes, net	9,405,315	2,529,200
Derivatives, current portion	915,228	44,659
Total Current Liabilities	13,158,245	4,896,032
Long-term liabilities:
Asset retirement obligations , net of current portion	375,430	366,590
Liability long-term portion of convertible notes, net		6,568,433
Derivatives , net of current portion	2,342,940	712,959
Total Long-Term Liabilities	2,718,370	7,647,982
Total Liabilities	15,876,615	12,544,014
Stockholders' Deficiency:
Preferred Shares - 100,000,000 authorized; par value $ 0.00001 per share, Preferred B shares - 29,500 authorized; 17,599 issued and outsanding with a $100 stated value and par value $0.00001 per share
Common shares - 2,250,000,000 authorized; par value $0.00001 per share; 14,078,947 issued and outstanding	79,016,425	79,016,425
Additional paid-in capital	54,536,591	54,532,191
Accumulated other comprehensive loss	(238,486)	(234,650)
Accumulated deficit	(150,102,539)	(146,388,486)
Total Stockholders' Deficiency	(14,598,707)	(10,947,616)
Total Liabilities and Stockholders' Deficiency	1,277,908	1,596,398
Preferred B Shares [Member]
Stockholders' Deficiency:
Preferred Shares - 100,000,000 authorized; par value $ 0.00001 per share, Preferred B shares - 29,500 authorized; 17,599 issued and outsanding with a $100 stated value and par value $0.00001 per share	$ 2,189,302	$ 2,126,904